Employee Equity and Profit Participation Program - Additional Information (Detail) - Trust for Benefit of Employees [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount borrowed from company to purchase common shares maximum	$ 34,000,000	$ 19,000,000
Indebtedness receivable	$ 34,000,000	$ 19,000,000